CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Unaudited) - 3 months ended Mar. 31, 2021 - USD ($)	Total	Common Stock Class A ordinary shares	Common Stock Class B ordinary shares	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2020	$ 20,000	$ 0	$ 633	$ 24,367	$ (5,000)
Balance (in Shares) at Dec. 31, 2020		0	6,325,000
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs	208,796,106	$ 2,530	$ 0	208,793,576	0
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs (in Shares)		25,300,000	0
Sale of 7,060,000 Private Placement Warrants	7,060,000	$ 0	$ 0	7,060,000	0
Class A ordinary shares subject to possible redemption	(208,995,515)	$ (2,090)	$ 0	(208,993,425)	0
Class A ordinary shares subject to possible redemption (in Shares)		(20,898,193)	0
Issuance of Class B ordinary shares to Sponsor	10,000
Net loss	(1,880,581)	$ 0	$ 0	0	(1,880,581)
Balance at Mar. 31, 2021	$ 5,000,010	$ 440	$ 633	$ 6,884,518	$ (1,885,581)
Balance (in Shares) at Mar. 31, 2021		4,401,807	6,325,000